Equity Method and Other Investments - Contributions and Distributions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments, All Other Investments [Abstract]
Contributions to investments	$ 8	$ 27	$ 99
Distributions received from investments	$ 65	$ 3	$ 48